Summary of Significant Accounting Policies (Tables)	8 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Public Utility Property, Plant, and Equipment [Table Text Block]
Depreciation is provided to write off the cost less their residual values over their estimated useful lives, using the straight-line method, at the following rates per annum:

Buildings	5%
Plant and machineries	10% – 100%
Furniture, fixtures and equipment	5% – 20%
Leasehold improvements	15% – 20%
Computer equipment	20% – 33.33%
Motor vehicles	20%
Moulds	20% – 50%